Deposit-Type Contracts (Tables)	21 Months Ended
Sep. 30, 2020
Deposit-Type Contracts
Schedule of deposit-type contracts

The following table provides information about deposit-type contracts for the nine months ended September 30, 2020 and the year ended December 31, 2019:

	September 30, 2020	December 31, 2019
Beginning balance	$171,168,785	$7,234,927
US Alliance	547,193	657,986
Deposits received	279,537,157	161,392,700
Investment earnings (includes embedded derivative)	5,910,237	2,043,762
Withdrawals	(1,718,288)	(160,590)
Contract changes	(15,700)	—
Ending balance	$455,429,384	$171,168,785

The following table provides information about deposit-type contracts for the years ended December 31, 2019 and 2018:

	Year ended December 31,
	2019	2018
Beginning balance	$7,234,927	$8,314,297
US Alliance	657,986	804,187
Commutation of assumption agreement	—	(1,881,411)
Ironbound Reinsurance Company Limited	1,839,551	—
SDA Annuity & Life Re (includes MVA adjustment and embedded derivative)	194,940	—
Deposits received	161,392,700	650
Investment earnings (includes MVA adjustment and embedded derivative)	9,271	47,936
Withdrawals	(160,590)	(50,732)
Ending balance	$171,168,785	$7,234,927